EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) (1933 Act File No. 333-199034) certifies (a) that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated November 25, 2014 used with respect to the Fund do not differ from those contained in Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-14-001557) on November 25, 2014.

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: November 26, 2014